UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  December 31, 2021

Item 1. Reports to Stockholders.

(a)

ZEVENBERGEN GROWTH FUND

INVESTOR CLASS (ZVNBX)

INSTITUTIONAL CLASS (ZVNIX)

ZEVENBERGEN GENEA FUND

INVESTOR CLASS (ZVGNX)

INSTITUTIONAL CLASS (ZVGIX)

SEMI ANNUAL REPORT TO SHAREHOLDERS

DECEMBER 31, 2021

Zevenbergen Growth Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

December 31, 2021 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Schedule of Investments

As of December 31, 2021 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 100.3%
	CONSUMER DISCRETIONARY ― 37.6%
17,640	Airbnb, Inc. (a)	$2,936,884
1,145	Amazon.com, Inc. (a)	3,817,819
26,405	Chewy, Inc. (a)	1,557,103
4,000	MercadoLibre, Inc. (a)	5,393,600
5,350	Netflix, Inc. (a)	3,223,054
1,400	Rivian Automotive, Inc. (a)	145,166
10,290	Tesla, Inc. (a)	10,874,266
74,065	The Trade Desk, Inc. (a)	6,787,317
54,225	Uber Technologies, Inc. (a)	2,273,654
		37,008,863

	FINANCIALS ― 4.1%
5,500	Coinbase Global, Inc. (a)	1,388,035
18,150	Silvergate Capital Corporation (a)	2,689,830
		4,077,865

	HEALTH CARE ― 10.3%
14,350	Adaptive Biotechnologies Corporation (a)	402,661
8,835	Castle Biosciences, Inc. (a)	378,756
39,200	Exact Sciences Corporation (a)	3,050,936
33,615	GoodRx Holdings, Inc. (a)	1,098,538
8,510	Seagen Inc. (a)	1,315,646
27,195	Teladoc Health, Inc. (a)	2,497,045
5,560	Veeva Systems Inc. (a)	1,420,469
		10,164,051

	INDUSTRIALS ― 4.4%
3,100	Axon Enterprise, Inc. (a)	486,700
5,275	Bill.com Holdings, Inc. (a)	1,314,266
15,650	Block, Inc. (a)	2,527,632
		4,328,598
	REAL ESTATE ― 2.7%
41,005	Zillow Group, Inc. Class C (a)	2,618,169

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Schedule of Investments (Continued)

As of December 31, 2021 (Unaudited)

Number of
Shares		Value

	TECHNOLOGY ― 40.1%
7,150	Crowdstrike Holdings, Inc. (a)	$1,463,962
15,100	DoubleVerify Holdings, Inc. (a)	502,528
31,640	Global-E Online Ltd. ― ADR (a)	2,005,660
22,410	NVIDIA Corporation	6,591,005
17,375	Okta, Inc. (a)	3,894,954
6,635	Sea Limited ― ADR (a)	1,484,316
2,700	ServiceNow, Inc. (a)	1,752,597
4,910	Shopify Inc. ― ADR (a)	6,762,985
61,715	Snap Inc. (a)	2,902,456
11,250	Snowflake Inc. (a)	3,810,938
27,300	Sprout Social, Inc. (a)	2,475,837
7,715	Twilio Inc. (a)	2,031,668
17,950	Unity Software Inc. (a)	2,566,671
6,575	Zoom Video Communications, Inc. (a)	1,209,208
		39,454,785
	TELECOMMUNICATIONS ― 1.1%
66,850	fuboTV Inc. (a)	1,037,512

	TOTAL COMMON STOCKS
	(Cost $61,273,984)	$98,689,843

	TOTAL INVESTMENTS ― 100.3% (Cost $61,273,984)	98,689,843
	Liabilities in Excess of Other Assets ― (0.3)%	(288,626)
	TOTAL NET ASSETS ― 100.0%	$98,401,217

ADR: American Depository Receipt.

(a): Non Income Producing.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statement of Assets and Liabilities

December 31, 2021 (Unaudited)

Assets
Investments in securities, at value (cost $61,273,984)	$98,689,843
Dividend and interest receivable	2
Receivable for Fund shares sold	3,535
Receivable for investments sold	240,411
Prepaid expenses	28,241
Total Assets	98,962,032

Liabilities
Payable for Fund shares redeemed	171,826
Payable to Adviser	174,140
Payable to Custodian	144,136
Shareholder Service Fees	11,821
Distribution fees - Investor Class	5,498
Accrued other expenses and other liabilities	53,394
Total Liabilities	560,815

Net Assets	$98,401,217

Components of Net Assets
Paid-in capital	$60,251,618
Total distributable earnings	38,149,599
Net Assets	$98,401,217

Investor Class:
Net assets	$30,072,184
Shares outstanding (unlimited number of shares authorized, no par value)	789,949
Net asset value, offering and redemption price per share*	$38.07

Institutional Class:
Net assets	$68,329,033
Shares outstanding (unlimited number of shares authorized, no par value)	1,764,727
Net asset value, offering and redemption price per share*	$38.72

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statement of Operations

For the Six Months Ended December 31, 2021 (Unaudited)

Investment Income
Dividends and interest income	$1,899

Expenses
Advisory fees	463,768
Administration fees (Note 3)	72,170
Shareholder servicing fees (Note 6)	67,093
Distribution fees - Investor Class	45,609
Registration fees	30,535
Transfer agent fees and expenses (Note 3)	26,906
Legal fees	16,572
Custody fees (Note 3)	8,464
Audit fees	7,912
Trustees’ fees	6,276
Compliance fees (Note 3)	6,139
Shareholder reporting fees	4,628
Miscellaneous expenses	4,048
Insurance fees	1,656
Total expenses	761,776
Expenses waived by the Adviser (Note 3)	(127,335)

Net Expenses	634,441

Net Investment Loss	(632,542)

Realized and Unrealized Loss on Investments
Net realized gain on investments	2,033,665
Change in unrealized depreciation on investments	(11,992,215)
Net Realized and Unrealized Loss on Investments	(9,958,550)

Net Decrease in Net Assets from Operations	$(10,591,092)

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Statements of Changes in Net Assets

Operations	For the Six Months Ended December 31, 2021 (Unaudited)	For the Year Ended June 30, 2021
Net investment loss	$(632,542)	$(1,068,662)
Net realized gain on investments	2,033,665	2,557,399
Net change in unrealized appreciation (depreciation) on investments	(11,992,215)	26,632,067
Net Increase/(Decrease) in Net Assets from Operations	(10,591,092)	28,120,804

Distributions to shareholders from
Net realized gain on investments
Investor Class	(593,935)	(28,529)
Institutional Class	(1,367,646)	(44,887)
Total distributions to shareholders	(1,961,581)	(73,416)

Capital Transactions
Proceeds from shares sold
Investor Class	2,768,453	43,165,174
Institutional Class	6,266,509	52,153,468
Proceeds from shares reinvested
Investor Class	591,218	28,457
Institutional Class	1,349,601	44,273
Cost of shares redeemed
Investor Class	(10,044,222)	(30,756,770)
Institutional Class	(12,423,057)	(26,179,707)
Redemption fees
Investor Class	6,622	49,185
Institutional Class	14,099	80,175
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(11,470,777)	38,584,255

Total Increase/(Decrease) in Net Assets	(24,023,450)	66,631,643

Net Assets
Beginning of year	122,424,667	55,793,024
End of year	$98,401,217	$122,424,667

Capital Shares Transactions
Investor Class
Shares sold	65,975	1,100,673
Shares reinvested	15,691	631
Shares redeemed	(238,627)	(790,935)
Net increase/(decrease) in shares outstanding	(156,961)	310,369

Institutional Class
Shares sold	147,547	1,321,445
Shares reinvested	35,219	968
Shares redeemed	(306,735)	(702,266)
Net increase/(decrease) in shares outstanding	(123,969)	620,147

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2021 (Unaudited)		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net Asset Value, Beginning of Year	$42.74		$29.05	$19.00	$16.33	$12.27	$9.05

Gain (Loss) from Investment Operations:
Net investment loss(1)	(0.28)		(0.49)	(0.27)	(0.20)	(0.17)	(0.13)
Net realized and unrealized gain/(loss) on investments	(3.66)		14.16	10.30	2.85	4.22	3.35
Total Gain/(Loss) from Investment Operations	(3.94)		13.67	10.03	2.65	4.05	3.22

Less Distributions:	(0.74)		(0.03)	—	—	—	—

Redemption Fee Proceeds(1)	0.01		0.05	0.02	0.02	0.01	—

Net Asset Value, End of Year	$38.07		$42.74	$29.05	$19.00	$16.33	$12.27
Total Return	-9.17	%(2)	47.22%	52.89%	16.35%	33.09%	35.58%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$30,072		$40,472	$18,492	$4,460	$1,292	$194
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.52	%(3)	1.52%	2.14%	2.78%	3.63%	5.89%
After fees waived and reimbursed by the Adviser	1.30	%(3)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.52	%(3)	-1.47%	-2.12%	-2.69%	-3.53%	-5.76%
After fees waived and reimbursed by the Adviser	-1.30	%(3)	-1.25%	-1.28%	-1.21%	-1.20%	-1.17%
Portfolio turnover rate(4)	26.46	%(2)	43.12%	38.74%	28.68%	31.12%	25.90%

(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Growth Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2021 (Unaudited)		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net Asset Value, Beginning of Year	$43.39		$29.40	$19.18	$16.45	$12.33	$9.07

Gain (Loss) from Investment Operations:
Net investment loss(1)	(0.21)		(0.37)	(0.20)	(0.15)	(0.13)	(0.09)
Net realized and unrealized gain/(loss) on investments	(3.73)		14.34	10.40	2.87	4.24	3.35
Total Gain/(Loss) from Investment Operations	(3.94)		13.97	10.20	2.72	4.11	3.26

Less Distributions:	(0.74)		(0.03)	—	—	—	—

Redemption Fee Proceeds(1)	0.01		0.05	0.02	0.01	0.01	— *

Net Asset Value, End of Year	$38.72		$43.39	$29.40	$19.18	$16.45	$12.33

Total Return	-9.04	%(2)	47.68%	53.28%	16.60%	33.41%	35.94%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$68,329		$81,953	$37,302	$14,686	$10,970	$6,427
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.22	%(3)	1.22%	1.90%	2.52%	3.55%	5.86%
After fees waived and reimbursed by the Adviser	1.00	%(3)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.22	%(3)	-1.17%	-1.88%	-2.43%	-3.45%	-5.72%
After fees waived and reimbursed by the Adviser	-1.00	%(3)	-0.95%	-0.98%	-0.91%	-0.90%	-0.87%
Portfolio turnover rate(4)	26.46	%(2)	43.12%	38.74%	28.68%	31.12%	25.90%

*	Less than $0.01 per share
(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Allocation of Portfolio Holdings

(Calculated as a percentage of Total Investments)

As of December 31, 2021 (Unaudited)

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Schedule of Investments

As of December 31, 2021 (Unaudited)

Number of
Shares		Value
	COMMON STOCKS ― 100.1%
	CONSUMER DISCRETIONARY ― 37.3%
33,002	Airbnb, Inc. (a)	$5,494,503
2,580	Amazon.com, Inc. (a)	8,602,597
42,700	Chewy, Inc. (a)	2,518,019
57,101	Chicken Soup For The Soul Entertainment, Inc. (a)	790,278
6,785	MercadoLibre, Inc. (a)	9,148,894
7,600	Netflix, Inc. (a)	4,578,544
1,000	Rivian Automotive, Inc. (a)	103,690
18,450	Tesla, Inc. (a)	19,497,591
132,750	The Trade Desk, Inc. (a)	12,165,210
122,400	Uber Technologies, Inc. (a)	5,132,232
		68,031,558
	FINANCIALS ― 4.8%
15,500	Coinbase Global, Inc. (a)	3,911,735
33,120	Silvergate Capital Corporation (a)	4,908,384
		8,820,119
	HEALTH CARE ― 0.8%
65,500	Green Thumb Industries Inc. ― ADR (a)	1,451,512

	INDUSTRIALS ― 9.2%
34,300	Aspen Aerogels, Inc. (a)	1,707,797
25,630	Axon Enterprise, Inc. (a)	4,023,910
20,900	Bill.com Holdings, Inc. (a)	5,207,235
36,300	Block, Inc. (a)	5,862,813
		16,801,755
	REAL ESTATE ― 2.9%
82,115	Zillow Group, Inc. Class C (a)	5,243,043

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Schedule of Investments (Continued)

As of December 31, 2021 (Unaudited)

Number of
Shares		Value

	TECHNOLOGY ― 44.6%
48,900	Bumble Inc. (a)	$1,655,754
7,300	Crowdstrike Holdings, Inc. (a)	1,494,675
15,560	Datadog, Inc. (a)	2,771,392
67,750	Global-E Online Ltd. ― ADR (a)	4,294,672
15,075	MongoDB, Inc. (a)	7,979,951
41,480	NVIDIA Corporation	12,199,683
24,575	Okta, Inc. (a)	5,508,978
47,591	Olo Inc. (a)	990,369
8,600	Shopify Inc. (a)	11,845,554
145,650	Snap Inc. (a)	6,849,919
22,500	Snowflake Inc. (a)	7,621,875
52,740	Sprout Social, Inc. (a)	4,782,991
19,550	Twilio Inc. (a)	5,148,297
32,300	Unity Software Inc. (a)	4,618,577
20,100	Zoom Video Communications, Inc. (a)	3,696,591
		81,459,278
	TELECOMMUNICATIONS ― 0.5%
55,900	fuboTV Inc. (a)	867,569

	TOTAL COMMON STOCKS
	(Cost $117,370,328)	$182,674,834

	TOTAL INVESTMENTS ― 100.1% (Cost $117,370,328)	182,674,834
	Liabilities in Excess of Other Assets ― (0.1)%	(165,293)
	TOTAL NET ASSETS ― 100.0%	$182,509,541

ADR: American Depository Receipt.

    (a): Non Income Producing.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund Statement of Assets and Liabilities December 31, 2021 (Unaudited)

Assets
Investments in securities, at value (cost $117,370,328)	$182,674,834
Receivable for Fund shares sold	40,608
Receivable for investments sold	1,762,592
Prepaid expenses	42,551
Total Assets	184,520,585

Liabilities
Payable to Custodian	963,914
Payable for Fund shares redeemed	617,071
Payable to Adviser	325,780
Shareholder Service Fees	37,390
Distribution fees - Investor Class	35,505
Accrued other expenses and other liabilities	31,384
Total Liabilities	2,011,044

Net Assets	$182,509,541

Components of Net Assets
Paid-in capital	$129,311,129
Total distributable earnings	53,198,412
Net Assets	$182,509,541

Investor Class:
Net assets	$90,610,796
Shares outstanding (unlimited number of shares authorized, no par value)	1,743,091
Net asset value, offering and redemption price per share*	$51.98

Institutional Class:
Net assets	$91,898,745
Shares outstanding (unlimited number of shares authorized, no par value)	1,739,277
Net asset value, offering and redemption price per share*	$52.84

* Shares redeemed or exchanged within 90 days of purchase are charged a 1.00% redemption fee (Note 9).

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund Statement of Operations For the Six Months Ended December 31, 2021 (Unaudited)

Investment Income
Dividends and interest income	$4,007

Expenses
Advisory fees	869,610
Distribution fees - Investor Class	136,407
Shareholder servicing fees (Note 6)	135,983
Administration fees (Note 3)	115,416
Registration fees	48,065
Transfer agent fees and expenses (Note 3)	30,584
Legal fees	16,027
Custody fees (Note 3)	14,199
Audit fees	7,912
Trustees’ fees	6,440
Compliance fees (Note 3)	5,704
Miscellaneous expenses	4,416
Shareholder reporting fees	3,595
Insurance fees	2,024
Total expenses	1,396,382
Expenses waived by the Adviser (Note 3)	(145,681)

Net Expenses	1,250,701

Net Investment Loss	(1,246,694)

Realized and Unrealized Loss on Investments
Net realized loss on investments	(6,252,976)
Change in unrealized depreciation on investments	(8,765,428)
Net Realized and Unrealized Loss on Investments	(15,018,404)

Net Decrease in Net Assets from Operations	$(16,265,098)

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Statements of Changes in Net Assets

	For the Six Months Ended December 31, 2021	For the Year Ended
Operations	(Unaudited)	June 30, 2021
Net investment loss	$(1,246,694)	$(1,926,699)
Net realized gain/(loss) on investments	(6,252,976)	229,375
Net change in unrealized appreciation (depreciation) on investments	(8,765,428)	45,466,313
Net Increase/(Decrease) in Net Assets from Operations	(16,265,098)	43,768,989

Capital Transactions
Proceeds from shares sold
Investor Class	7,982,192	123,929,435
Institutional Class	17,320,484	93,591,974
Cost of shares redeemed
Investor Class	(30,094,019)	(61,416,630)
Institutional Class	(24,357,320)	(30,234,551)
Redemption fees
Investor Class	13,129	176,080
Institutional Class	12,543	140,670
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(29,122,991)	126,186,978

Total Increase/(Decrease) in Net Assets	(45,388,089)	169,955,967

Net Assets
Beginning of year	227,897,630	57,941,663
End of year	$182,509,541	$227,897,630

Capital Shares Transactions
Investor Class
Shares sold	142,916	2,373,277
Shares reinvested	—	—
Shares redeemed	(540,155)	(1,215,594)
Net increase/(decrease) in shares outstanding	(397,239)	1,157,683

Institutional Class
Shares sold	308,632	1,715,120
Shares reinvested	—	—
Shares redeemed	(441,835)	(588,952)
Net increase/(decrease) in shares outstanding	(133,203)	1,126,168

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights

Investor Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2021 (Unaudited)		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net Asset Value, Beginning of Year	$56.40		$33.34	$23.12	$20.77	$14.20	$9.40

Gain (Loss) from Investment Operations:
Net investment loss(1)	(0.37)		(0.69)	(0.32)	(0.29)	(0.23)	(0.16)
Net realized and unrealized gain/(loss) on investment	(4.06)		23.65	10.53	2.68	6.79	4.96
Total Gain/(Loss) from Investment Operations	(4.43)		22.96	10.21	2.39	6.56	4.80

Less Distributions:	—		—	—	(0.06)	—	—

Redemption Fee Proceeds(1)	0.01		0.10	0.01	0.02	0.01	— *

Net Asset Value, End of Year	$51.98		$56.40	$33.34	$23.12	$20.77	$14.20

Total Return	-7.84	%(2)	69.17%	44.20%	11.72%	46.27%	51.06%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$90,611		$120,716	$32,763	$28,986	$12,633	$2,074
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Advise	1.43	%(3)	1.48%	1.98%	2.09%	3.35%	7.96%
After fees waived and reimbursed by the Advise	1.30	%(3)	1.37%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Advise	-1.43	%(3)	-1.47%	-1.96%	-2.04%	-3.27%	-7.89%
After fees waived and reimbursed by the Advise	-1.30	%(3)	-1.36%	-1.38%	-1.35%	-1.32%	-1.33%
Portfolio turnover rate(4)	10.27	%(2)	32.40%	61.63%	35.25%	22.35%	67.59%

*	Less than $0.01 per share
(1)	Per share amounts have been calculated using the average shares metho
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classe

The accompanying notes are an integral part of these financial statements.

Zevenbergen Genea Fund

Financial Highlights

Institutional Class

For a Capital Share Outstanding Throughout Each Year Presented:

	For the Six Months Ended December 31, 2021 (Unaudited)		For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019	For the Year Ended June 30, 2018	For the Year Ended June 30, 2017
Net Asset Value, Beginning of Year	$57.24		$33.74	$23.33	$20.93	$14.30	$9.41

Gain (Loss) from Investment Operations:
Net investment loss(1)	(0.29)		(0.54)	(0.25)	(0.22)	(0.18)	(0.12)
Net realized and unrealized gain/(loss) on investments	(4.12)		23.94	10.65	2.66	6.80	4.99
Total Gain/(Loss) from Investment Operations	(4.41)		23.40	10.40	2.44	6.62	4.87

Less Distributions:	—		—	—	(0.06)	—	—

Redemption Fee Proceeds(1)	0.01		0.10	0.01	0.02	0.01	0.02

Net Asset Value, End of Year	$52.84		$57.24	$33.74	$23.33	$20.93	$14.30

Total Return	-7.70	%(2)	69.65%	44.62%	11.87%	46.36%	51.97%

Supplemental Data and Ratios:
Net assets, end of year (in thousands)	$91,899		$107,182	$25,179	$16,312	$9,073	$3,669
Ratio of expenses to average net assets
Before fees waived and reimbursed by the Adviser	1.13	%(3)	1.18%	1.70%	1.80%	3.21%	8.08%
After fees waived and reimbursed by the Adviser	1.00	%(3)	1.07%	1.10%	1.10%	1.10%	1.10%
Ratio of net investment loss to average net assets
Before fees waived and reimbursed by the Adviser	-1.13	%(3)	-1.17%	-1.68%	-1.75%	-3.14%	-8.02%
After fees waived and reimbursed by the Adviser	-1.00	%(3)	-1.06%	-1.08%	-1.05%	-1.03%	-1.04%
Portfolio turnover rate(4)	10.27	%(2)	32.40%	61.63%	35.25%	22.35%	67.59%

(1)	Per share amounts have been calculated using the average shares method
(2)	Not annualized
(3)	Annualized
(4)	Portfolio turnover rate is calculated for the Fund without distinguishing between classes.

The accompanying notes are an integral part of these financial statements.

Zevenbergen Funds

Notes to the Financial Statements

December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

Zevenbergen Growth Fund (the “Growth Fund”) and Zevenbergen Genea Fund (the “Genea Fund”; each a “Fund” collectively the “Funds”) are non-diversified series of Trust for Advised Portfolios (the “Trust”). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Zevenbergen Capital Investments LLC (the “Adviser”) serves as the investment manager to the Funds. The inception date of the Funds was August 31, 2015. The Funds’ investment objective is long-term capital appreciation.

Growth Fund and Genea Fund, each, currently offer two classes of shares, Institutional Class and Investor Class. Each share class represents an equal interest in the Fund, except the difference of class specific expenses, which reflects the difference in the range of services provided to each class. Income, expenses (other than class specific), and realized and unrealized gains and losses on investments are allocated daily to each class based on relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

A. Securities Valuation

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad categories as defined below:

Level 1 -	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 -	Significant unobservable inputs, including the Funds’ own assumptions in determining fair value of investments.

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at NAV. These investments are categorized as Level 1 of the fair value hierarchy.

Zevenbergen Funds

Notes to the Financial Statements (Continued)

December 31, 2021 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Funds’ investments in each category investment type as of December 31, 2021:

Growth Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$98,689,843	$—	$—	$98,689,843
Total Assets	$98,689,843	$—	$—	$98,689,843

Genea Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$182,674,834	$—	$—	$182,674,834
Total Assets	$182,674,834	$—	$—	$182,674,834

Please refer to the Schedule of Investments for further classification.

B. Security Transactions, Investment Income and Distributions

The Funds record security transactions based on trade date. Realized gains and losses on sales of securities are calculated by comparing the original cost of the specifically identified security lot sold with the net sales proceeds. Dividend income is recognized on the ex -dividend date, and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

C. Federal Income Taxes

The Funds have elected to be taxed as Regulated Investment Companies (“RIC”) under the U.S. Internal Revenue Code of 1986, as amended, and intend to maintain this qualification and to distribute substantially all of their net taxable income to their shareholders. Therefore, no provision is made for federal income taxes. Due to the timing of dividend distributions (if any) and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Management of the Funds is required to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended December 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. Generally, tax authorities can examine tax returns filed for the preceding three years. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Zevenbergen Funds

Notes to the Financial Statements (Continued)

December 31, 2021 (Unaudited)

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Trust entered into an agreement for the Adviser to furnish investment advisory services to the Funds. Under the terms of this agreement, Growth Fund and Genea Fund will pay the Adviser a monthly fee based on each Fund’s average daily net assets at the annual rate of 0.80%.

Effective April 1, 2021, the advisory fee of the Zevenbergen Genea Fund decreased from 0.90% to 0.80%, and the limits on total annual fund operating expenses decreased from 1.25% to 1.15% for the Fund’s Investor Class and from 1.00% to 0.90% for the Fund’s Institutional Class shares as detailed in the following section.

The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s operating expenses (excluding shareholder servicing fees, any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, acquired fund fees and expenses, merger or reorganization-related expenses, portfolio transaction expenses, interest expense and dividends paid on short sales, and extraordinary expenses) to ensure they do not exceed, on an annual basis, the expense limitations, expressed as a percentage rate of the average daily net assets of each Fund, listed below. Waivers or reimbursements are calculated daily and settled monthly or quarterly in conjunction with each Fund’s payment of advisory fees.

Fund	Investor Class	Institutional Class
Growth Fund	1.15%	0.90%
Genea Fund	1.15%	0.90%

See Note 6 – Shareholder Servicing Plan for shareholder servicing fees charged in addition to fees outlined in this table.

The Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years if the class’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. However, in no case will the Adviser recapture any amount that would result, on any particular business day of the Funds, in the class’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

At December 31, 2021, the expenses reimbursed and contractual fees waived by the Adviser and subject to potential recapture by period were as follows:

Fiscal Year waived/reimbursed	Growth Fund	Genea Fund	Expiration
FYE June 30, 2019	$112,917	$116,112	June 30, 2022
FYE June 30, 2020	230,107	236,776	June 30, 2023
FYE June 30, 2021	222,372	178,337	June 30, 2024
FYE June 30, 2022	127,335	145,681	December 31, 2024
	$692,731	$676,906

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds’ administrator, fund accountant, and transfer agent. The officers of the Trust are employees of Fund Services. U.S. Bank serves as the Funds’ custodian and provides compliance services to the Funds. For the six months ended December 31, 2021, the Funds incurred the following expenses for administration and fund accounting, custody, transfer agent and compliance fees:

	Growth Fund	Genea Fund
Administration	$72,170	$115,416
Custody	8,464	14,199
Transfer Agency	26,906	30,584
Chief Compliance Officer	6,139	5,704

Zevenbergen Funds

Notes to the Financial Statements (Continued)

December 31, 2021 (Unaudited)

NOTE 3 – INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (CONTINUED)

At December 31, 2021, the Funds had payables due to Fund Services and its affiliates for administration and fund accounting, custody, transfer agent and compliance fees in the following amounts:

	Growth Fund	Genea Fund
Administration	$23,036	$14,620
Custody	4,301	—
Transfer Agency	7,451	2,686
Chief Compliance Officer	1,861	1,441

The above payable amounts are included in the Accrued other expenses and other liabilities line item in the Statement of Assets and Liabilities.

The Independent Trustees were paid $12,716 for their services to the Funds during the six months ended December 31, 2021. No compensation is paid directly by the Funds to the Interested Trustee or officers of the Trust.

NOTE 4 – INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for each Fund for the six months ended December 31, 2021, were as follows:

Growth Fund
Purchases	$30,206,520
Sales	$42,422,155

Genea Fund
Purchases	$21,630,230
Sales	$50,435,907

NOTE 5 – FEDERAL INCOME TAX INFORMATION

At June 30, 2021, the components of distributable earnings for income tax purposes were as follows:

	Growth Fund	Genea Fund

Cost of investments	$72,558,536	$154,258,793
Gross unrealized appreciation	52,666,310	83,885,935
Gross unrealized depreciation	(3,278,957)	(10,149,034)
Net unrealized appreciation on investments	49,387,353	73,736,901

Undistributed ordinary income	—	—
Undistributed long-term capital gains	1,961,571	—
Accumulated earnings	1,961,571	—

Capital loss carryforwards	—	(3,090,082)
Other book/tax temporary differences	(646,652)	(1,183,309)
Total distributable earnings	$50,702,272	$69,463,510

Zevenbergen Funds

Notes to the Financial Statements (Continued)

December 31, 2021 (Unaudited)

NOTE 5 – FEDERAL INCOME TAX INFORMATION (CONTINUED)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is attributable in part to the tax deferral of losses on wash sales.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2021, permanent differences, due to net operating losses, in book and tax accounting have been reclassified to capital and distributable earnings as follows:

	Distributable Earnings	Paid In Capital
Growth Fund	$586,334	$(586,334)
Genea Fund	$875,671	$(875,671)

The following table summarizes the characteristics of distributions paid during the year ended June 30, 2021:

	Short-Term Capital Gains	Long-Term Capital Gains	Total Distributions Paid
Growth Fund	$—	$73,416	$73,416
Genea Fund	$—	$—	$—

No distributions were paid by the Growth Fund or Genea Fund during the year ended June 30, 2021.

The following capital loss carryovers were utilized during the year ended June 30, 2021:

Growth Fund:	$ 523,514
Genea Fund:	$ 241,399

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. At June 30, 2021, the Funds deferred the following, on a tax basis, losses:

	Late Year Loss	Post October Loss
Growth Fund	$(646,652)	$—
Genea Fund	$(1,183,309)	$—

At June 30, 2021, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards is as follows:

	Capital Loss Carryforwards Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$—	$—	$—
Genea Fund	$(3,090,082)	$—	$(3,090,082)

Zevenbergen Funds

Notes to the Financial Statements (Continued)

December 31, 2021 (Unaudited)

NOTE 6 – SHAREHOLDER SERVICING PLAN

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate on average daily net assets as follows:

Fund	Investor Class	Institutional Class
Growth Fund	0.15%	0.10%
Genea Fund	0.15%	0.10%

The Shareholder Servicing Plan authorizes payment of a shareholder servicing fee to the financial intermediaries and other service providers who provide administrative and support services to Fund shareholders.

For the six months ended December 31, 2021, class specific Shareholder Servicing fees were as follows:

Fund	Investor Class	Institutional Class
Growth Fund	$27,365	$39,728
Genea Fund	81,844	54,139

NOTE 7 – DISTRIBUTION PLAN

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b -1 under the 1940 Act that allows each Fund to pay distribution fees for the sale and distribution of its Investor Class shares. The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets of the Investor Class shares. For the six months ended December 31, 2021, distribution fees incurred are disclosed on the Statement of Operations.

NOTE 8 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 9 – REDEMPTION FEES

Each Fund charges a 1.00% redemption fee on the redemption of Investor Class and Institutional Class shares held for 90 days or less. This fee (which is paid into the Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares. The fee is accounted for as an addition to paid-in capital. Each Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Please refer to Statements of Changes in Net Assets for fees recognized.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Funds have determined that there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

Zevenbergen Funds

Notes to the Financial Statements (Continued)

December 31, 2021 (Unaudited)

NOTE 11 – COVID-19 RISK

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

Zevenbergen Funds

Expense Example

December 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the six month period and held for the entire six month period from July 1, 2021 to December 31, 2021 (the “six month period”).

Actual Expenses

The “Actual Fund Return” lines in the table below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses you paid over the six month period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the corresponding line under the heading entitled “Expenses Paid During the Six Month Period” to estimate the expenses you paid on your account during the six month period.

Hypothetical Example for Comparison Purposes

The information in the table with the lines titled “Hypothetical 5% Return” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six month period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the lines titled “Hypothetical 5% Return” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

Expenses Paid During the Six Month Period

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Six Month Period (1)
Growth Fund
Investor Class
Actual Fund Return	$1,000.00	$908.30	1.30%	$6.25
Hypothetical 5% Return	$1,000.00	$1,018.65	1.30%	$6.61

Institutional Class
Actual Fund Return	$1,000.00	$909.60	1.00%	$4.81
Hypothetical 5% Return	$1,000.00	$1,020.16	1.00%	$5.09

Genea Fund
Investor Class
Actual Fund Return	$1,000.00	$921.60	1.30%	$6.30
Hypothetical 5% Return	$1,000.00	$1,018.65	1.30%	$6.61

Institutional Class
Actual Fund Return	$1,000.00	$923.00	1.00%	$4.85
Hypothetical 5% Return	$1,000.00	$1,020.16	1.00%	$5.09

(1)	Expenses are equal to each of the Funds’ annualized expense ratio as indicated, multiplied by the average account value over the six month period, multiplied by 184/365 (to reflect the “six month period”)

Zevenbergen Funds

Additional Information

December 31, 2021 (Unaudited)

Form N-Q

The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Forms N-Q or Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

You may obtain a description of the Funds’ proxy voting policy and voting records, without charge, upon request by contacting the Funds directly at 1-844-986-2746 or on the EDGAR Database on the SEC’s website at www.sec.gov. The Funds file their proxy voting records annually as of June 30, with the SEC on Form N-PX. The Funds’ Form N -PX is available without charge by visiting the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

Approval of Investment Advisory Agreement (Unaudited)

Zevenbergen Growth Fund

At a meeting held on August 12 and 13, 2021, the Board of the Trust (“Board”), including all Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Zevenbergen Capital Investments LLC (the “Adviser”), for the Zevenbergen Growth Fund (the “Fund”).

Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

In considering the continuance of the Advisory Agreement, the Board evaluated the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, chief compliance officer, and compliance record and its disaster recovery/business continuity plan, including how the Adviser has continued to operate through the COVID-19 pandemic. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during its February 2021 meeting it met with representatives of the Adviser to discuss Fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

Zevenbergen Funds

Additional Information (Continued)

December 31, 2021 (Unaudited)

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser. The Board considered that the Fund had outperformed relative to its peer group median/average and its benchmark index for all periods as of June 30, 2021. The Board also considered that the Fund performed in-line with the Adviser’s composite performance for all periods as of June 30, 2021. The Board noted that the Fund had a performance record of over five years. The Board also considered secular growth exposure of the Fund’s strategy and the long-term performance of the Adviser’s separately managed accounts.

●	The Trustees also reviewed the cost of the services, and the structure and level of advisory fee payable by the Fund, including a comparison of the fee to fees charged by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain an annual expense cap for each of the Fund’s classes. The Board noted that the Fund’s advisory fee and net expense ratio were higher than its peer group median/average, but were within the peer group range. After reviewing the materials that were provided, the Trustees noted that the fee to be received by the Adviser was within the range of advisory fees charged to comparable funds and concluded that such fee was fair and reasonable.

●	The Trustees considered whether, based on the asset size of the Fund, economies of scale had been achieved. The Board also considered the Adviser’s commitment to maintain its caps on Fund expenses. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●	The Trustees considered the profitability of the Adviser from managing the Fund. In assessing the Adviser’s profitability, the Trustees reviewed the Adviser’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Zevenbergen Genea Fund

At a meeting held on August 12 and 13, 2021, the Board of the Trust, including all Trustees who are not “interested persons” of the Trust (“Independent Trustees”), as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (“Advisory Agreement”) with Zevenbergen Capital Investments LLC (the “Adviser”), for the Zevenbergen Genea Fund (the “Fund”).

Ahead of the August meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. The information prepared specifically for the annual review of the Advisory Agreement supplemented the information provided to the Board and its committees throughout the year. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the review of the Advisory Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Adviser; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees considered the review of the Advisory Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained during their tenure on the Board governing the Fund and working with the Adviser in their review of the Advisory Agreement. The Independent Trustees were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel without representatives from the Adviser present. In connection with their annual review, the Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreement.

Zevenbergen Funds

Additional Information (Continued)

December 31, 2021 (Unaudited)

In considering the continuance of the Advisory Agreement, the Board evaluated the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.

●	In considering the nature, extent and quality of the services provided by the Adviser, the Trustees considered the Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel who are involved in the day-to-day activities of the Fund. The Board also considered the Adviser’s resources and compliance structure, including information regarding its compliance program, chief compliance officer, and compliance record, and its disaster recovery/business continuity plan, including how the Adviser has continued to operate through the COVID-19 pandemic. The Board also considered the existing relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during its February 2021 meeting it met with representatives of the Adviser to discuss Fund performance and investment outlook, as well as various marketing and compliance topics, including the Adviser’s risk management process. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were and would continue to be satisfactory and reliable.

●	In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Fund on both an absolute basis and in comparison to its peer group, relevant benchmark index, and a comparable composite of accounts managed by the Adviser. The Board considered that the Fund had outperformed relative to its peer group average/median and its benchmark index for all periods as of June 30, 2021, and that its performance was slightly lower than the Adviser’s composite performance for all periods as of June 30, 2021. The Board noted that the Fund had a performance record of over five years. The Board also considered the secular growth exposure of the Fund’s strategy and the long-term performance of the Adviser’s separately managed accounts.

●	The Trustees also reviewed the cost of the services, and the structure and level of advisory fees payable by the Fund, including a comparison of the fee to fees payable by a peer group of funds. The Board noted that the Adviser had contractually agreed to maintain an annual expense cap for each of the Fund’s classes. The Board noted that the Fund’s advisory fee and net expense ratio were higher than its peer group median/average, but were within the peer group range. After reviewing the materials that were provided, the Trustees concluded that the fee to be received by the Adviser was fair and reasonable.

●	The Trustees considered whether, based on the asset size of the Fund, economies of scale had been achieved. The Board also considered the Adviser’s commitment to maintain its caps on Fund expenses. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

●	The Trustees considered the profitability of the Adviser from managing the Fund. In assessing the Adviser’s profitability, the Trustees reviewed the Adviser’s financial information that was provided in the materials and took into account both the direct and indirect benefits to The Adviser from managing the Fund. The Trustees concluded that the Adviser’s profits from managing the Fund were not excessive and, after a review of the relevant financial information, that the Adviser appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

Zevenbergen Funds

Additional Information (Continued)

December 31, 2021 (Unaudited)

Statement Regarding Liquidity Risk Management Program

Each Fund has adopted a liquidity risk management program. The Funds’ Board has designated a Liquidity Risk Committee (“Committee”) of the Adviser to serve as the administrator of the program. The Committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Committee.

Under the program, the Committee manages each Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of each Fund’s investments, limiting the amount of each Fund’s illiquid investments, and utilizing various risk management tools and facilities available to each Fund for meeting shareholder redemptions, among other means.

The Funds’ Board reviewed a report prepared by the Committee regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No liquidity events impacting either of the Funds were noted in the report. In addition, the Committee provided its assessment that the program had been effective in managing each Fund’s liquidity risk.

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

Investment Adviser

Zevenbergen Capital Investments LLC

601 Union Street, Suite 4600

Seattle, Washington 98101

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave. Suite 2200

Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 3rd Floor

Philadelphia, Pennsylvania 19103

Legal Counsel

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

      (4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By /s/ Christopher E. Kashmerick
                   Christopher E. Kashmerick, President

Date       3/9/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Christopher E. Kashmerick
                   Christopher E. Kashmerick, President

Date     3/9/22

By /s/ Russell B. Simon
                   Russell B. Simon, Treasurer

Date      3/8/22